Trade accounts receivable - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 2,564	€ 2,547
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,409	2,348
Past due 1 – 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91	142
Past due 31 – 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	16
Past due 61 – 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	7
Past due 91 – 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9	9
Past due 121+ days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 29	€ 25